Borrowings - Schedule of Borrowings (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Borrowings [Line Items]
Short-term		$ 15,265,739	$ 14,236,270
Long-term (Non- current portions)		$ 9,446,467	8,597,848
Bank SinoPac [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	2.61%
Maturity	[1]	November 2027
Principal	[1]	$ 951,765
Short-term	[1]	326,321
Long-term (Non- current portions)	[1]	$ 625,444	1,368,659
Bank SinoPac One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	2.61%
Maturity	[1]	December 2028
Principal	[1]	$ 777,066
Short-term	[1]	194,267	557,479
Long-term (Non- current portions)	[1]	$ 582,799	482,691
Bank SinoPac Two [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	2.19%
Maturity	[1]	January 2025
Principal	[1]	$ 457,457
Short-term	[1]	457,457
Long-term (Non- current portions)	[1]
Bank SinoPac Three [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	2.19%
Maturity	[1]	February 2025
Principal	[1]	$ 2,192,112
Short-term	[1]	2,192,112
Long-term (Non- current portions)	[1]
Bank SinoPac Four [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	2.19%
Maturity	[1]	June 2025
Principal	[1]	$ 245,593
Short-term	[1]	245,593
Long-term (Non- current portions)	[1]
Bank SinoPac Five [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	2.06%
Maturity	[1]	May 2024
Principal	[1]	$ 1,304,681
Short-term	[1]		1,304,681
Long-term (Non- current portions)	[1]
Bank SinoPac Six [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	2.06%
Maturity	[1]	February 2024
Principal	[1]	$ 489,876
Short-term	[1]		489,876
Long-term (Non- current portions)	[1]
Bank SinoPac Seven [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	2.06%
Maturity	[1]	March 2024
Principal	[1]	$ 1,143,044
Short-term	[1]		1,143,044
Long-term (Non- current portions)	[1]
Bank SinoPac Eight [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	2.06%
Maturity	[1]	April 2024
Principal	[1]	$ 294,399
Short-term	[1]		294,399
Long-term (Non- current portions)	[1]
Bank SinoPac Nine [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[1]	2.06%
Maturity	[1]	June 2024
Principal	[1]	$ 285,825
Short-term	[1]		285,825
Long-term (Non- current portions)	[1]
Bank of Taiwan [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]	1.91%
Maturity	[2]	October 2038
Principal	[2]	$ 6,300,024
Short-term	[2]	455,424	487,696
Long-term (Non- current portions)	[2]	$ 5,844,600	6,746,498
Bank of Taiwan One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]	2.41%
Maturity	[2]	March 2025
Principal	[2]	$ 609,942
Short-term	[2]	609,942
Long-term (Non- current portions)	[2]
Bank of Taiwan Two [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[3]	2.28%
Maturity	[3]	April 2024
Principal	[3]	$ 326,584
Short-term	[3]		326,584
Long-term (Non- current portions)	[3]
Bank of Taiwan Three [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[2]	2.28%
Maturity	[2]	May 2024
Principal	[2]	$ 326,584
Short-term	[2]		326,584
Long-term (Non- current portions)	[2]
Chang Hwa Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.43%
Maturity		March 2025
Principal		$ 501,170
Short-term		501,170
Long-term (Non- current portions)
Chang Hwa Bank One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.43%
Maturity		June 2025
Principal		$ 1,219,884
Short-term		1,219,884
Long-term (Non- current portions)
Chang Hwa Bank Two [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.43%
Maturity		April 2025
Principal		$ 302,232
Short-term		302,232
Long-term (Non- current portions)
Chang Hwa Bank Three [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.43%
Maturity		May 2025
Principal		$ 336,862
Short-term		336,862
Long-term (Non- current portions)
Chang Hwa Bank Four [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[4]	2.30%
Maturity	[4]	January 2024
Principal	[4]	$ 326,584
Short-term	[4]		326,584
Long-term (Non- current portions)	[4]
Chang Hwa Bank Five [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[4]	2.30%
Maturity	[4]	February 2024
Principal	[4]	$ 211,964
Short-term	[4]		211,964
Long-term (Non- current portions)	[4]
Chang Hwa Bank Six [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[4]	2.30%
Maturity	[4]	March 2024
Principal	[4]	$ 1,306,336
Short-term	[4]		1,306,336
Long-term (Non- current portions)	[4]
CTBC BANK [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.60%
Maturity		December 2026
Principal		$ 914,913
Short-term
Long-term (Non- current portions)		$ 914,913
E.SUN BANK [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.62%
Maturity		March 2025
Principal		$ 1,372,370
Short-term		1,372,370
Long-term (Non- current portions)
E.SUN BANK One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.50%
Maturity		June 2024
Principal		$ 489,876
Short-term			489,876
Long-term (Non- current portions)
E.SUN BANK Two [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.50%
Maturity		May 2024
Principal		$ 326,584
Short-term			326,584
Long-term (Non- current portions)
First Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[3]	2.60%
Maturity	[3]	January 2029
Principal	[3]	$ 713,638
Short-term	[3]	167,835
Long-term (Non- current portions)	[3]	$ 545,803
First Bank One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[3]	2.60%
Maturity	[3]	April 2029
Principal	[3]	$ 377,849
Short-term	[3]	83,460
Long-term (Non- current portions)	[3]	$ 294,389
First Bank Two [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[3]	2.60%
Maturity	[3]	September 2029
Principal	[3]	$ 798,546
Short-term	[3]	160,027
Long-term (Non- current portions)	[3]	$ 638,519
First Bank Three [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	[3]	2.20%
Maturity	[3]	November 2025
Principal	[3]	$ 914,913
Short-term	[3]	914,913
Long-term (Non- current portions)	[3]
First Bank Four [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.08%
Maturity		November 2024
Principal		$ 979,752
Short-term			979,752
Long-term (Non- current portions)
Hua Nan Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.38%
Maturity		January 2025
Principal		$ 1,067,399
Short-term		1,067,399
Long-term (Non- current portions)
Hua Nan Bank One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.38%
Maturity		April 2025
Principal		$ 283,773
Short-term		283,773
Long-term (Non- current portions)
Hua Nan Bank Two [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.20%
Maturity		April 2024
Principal		$ 326,584
Short-term			326,584
Long-term (Non- current portions)
Hua Nan Bank Three [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.20%
Maturity		January 2024
Principal		$ 653,168
Short-term			653,168
Long-term (Non- current portions)
Shin Kong Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.21%
Maturity		June 2025
Principal		$ 97,150
Short-term		97,150
Long-term (Non- current portions)
Taipei Fubon Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.34%
Maturity		February 2025
Principal		$ 914,913
Short-term		914,913
Long-term (Non- current portions)
Taipei Fubon Bank One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.34%
Maturity		April 2025
Principal		$ 609,942
Short-term		609,942
Long-term (Non- current portions)
Taipei Fubon Bank Two [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.34%
Maturity		March 2025
Principal		$ 76,097
Short-term		76,097
Long-term (Non- current portions)
Taipei Fubon Bank Three [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.34%
Maturity		May 2025
Principal		$ 77,841
Short-term		77,841
Long-term (Non- current portions)
Taipei Fubon Bank Four [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.34%
Maturity		June 2025
Principal		$ 158,987
Short-term		158,987
Long-term (Non- current portions)
Taipei Fubon Bank Five [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.21%
Maturity		March 2024
Principal		$ 2,260,342
Short-term			2,260,342
Long-term (Non- current portions)
Taipei Fubon Bank Six [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.21%
Maturity		June 2024
Principal		$ 179,408
Short-term			179,408
Long-term (Non- current portions)
Taishin International Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.61%
Maturity		February 2025
Principal		$ 914,913
Short-term		914,913
Long-term (Non- current portions)
Taishin International Bank One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.45%
Maturity		January 2024
Principal		$ 326,584
Short-term			326,584
Long-term (Non- current portions)
Yuanta Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		2.03%
Maturity		March 2025
Principal		$ 1,524,855
Short-term		1,524,855
Long-term (Non- current portions)
Yuanta Bank One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		1.82%
Maturity		January 2024
Principal		$ 1,241,019
Short-term			1,241,019
Long-term (Non- current portions)
Yuanta Bank Two [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate		1.82%
Maturity		February 2024
Principal		$ 391,901
Short-term			391,901
Long-term (Non- current portions)

[1]	The loan is collateralized by the machinery of the Company for the years ended December 31, 2024 and 2023.
[2]	The loan is collateralized by land and buildings of the Company for the years ended December 31, 2024 and 2023.
[3]	The loan is secured by restricted cash of $203,779 for the year ended December 31 2024.
[4]	The loan is secured by restricted cash of $401,110 for the year ended December 31 2023.